UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-21823
Pioneer Series Trust V
(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109
(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Victory Capital Management Inc.
60 State Street, Boston, MA 02109
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 742-7825
Date of fiscal year end:
August 31
Date of reporting period:
February 28, 2025
Item 1. Report to Stockholders.
(a) The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pioneer High Income Municipal Fund
Class A / PIMAX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A+	$41	0.82%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34157-00-A-0425

Pioneer High Income Municipal Fund
Class C / HICMX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C+	$80	1.59%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34158-00-C-0425

Pioneer High Income Municipal Fund
Class Y / HIMYX
SEMI-ANNUAL SHAREHOLDER REPORT | February 28, 2025
This semi-annual shareholder report contains important information about Pioneer High Income Municipal Fund (the “Fund”) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at advisor.vcm.com/literature/mutual-fund-prospectuses. You may also request more information by calling 800-235-8396 or visiting vcm.com/contact-us. This report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y+	$28	0.55%^
+
Prior to December 6, 2024, the Fund invested as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”). The expense table includes the Fund’s share of the Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

^	Annualized
KEY FUND STATISTICS
(as of February 28, 2025)
Fund net assets	$1,096,135,538%
Total number of portfolio holdings	279^^
Portfolio turnover rate	22%^^^
^^	Excluding short-term investments and all derivative contracts except for options purchased.
^^^
Represents the portfolio turnover rate of the Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period from December 6, 2024 through February 28, 2025.

STATE DIVERSIFICATION
(as of February 28, 2025 )*
California	14.2%
New York	12.6%
Indiana	10.6%
Pennsylvania	6.6%
Puerto Rico	6.3%
Texas	5.2%
Ohio	5.1%
Colorado	4.7%
Wisconsin	4.3%
Florida	4.1%
Other States	26.3%
*	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.

Material Fund Changes
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board has approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Availability of Additional Information
Additional information about the Fund is available on vcm.com:
Full Financial Statements
Prospectus
Fund Holdings
Proxy Voting
Contact us at 800-235-8396 or visit vcm.com/contact-us.
Important notice to shareholders
In order to reduce expenses, we will deliver a single copy of prospectuses, proxies, financial reports and other communications to shareholders with the same residential address, provided they have the same last name or we reasonably believe them to be members of the same family. Unless we are notified otherwise, we will continue to send recipients only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please call 800-235-8396 and we will begin sending you separate copies of these materials within 30 days after receiving your request.
34159-00-Y-0425
Victory Capital Management

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 19(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 19(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 19(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES

Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.

• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

• Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.	1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 7 of this Form.

Included in Item 7

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Pioneer High Income Municipal Fund
Semi-Annual: Full Financials
February 28, 2025

visit us: www.vcm.com

Schedule of Investments	2
Financial Statements	22
Notes to Financial Statements	32
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.	45
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/251

Schedule of Investments  |  2/28/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.9%
	Asset Backed Securities — 0.7% of Net Assets
8,470,392(a)(b)	City of Detroit, Series 2006-B, Class B2, 0.993% (3 Month USD LIBOR + 34 bps), 6/15/34	$ 7,453,945
	Total Asset Backed Securities (Cost $7,043,420)	$7,453,945

	Municipal Bonds — 99.9% of Net Assets(c)
	Alabama — 1.2%
4,525,000	Hoover Industrial Development Board, 5.75%, 10/1/49	$ 4,754,915
4,000,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	4,065,200
4,000,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	3,943,240
	Total Alabama	$12,763,355

	Arizona — 1.4%
1,725,000	Arizona Industrial Development Authority, Doral Academy Nevada Fire Mesa, Series A, 5.00%, 7/15/39	$ 1,732,590
265,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/41 (144A)	239,926
1,040,000	Arizona Industrial Development Authority, Doral Academy Of Northern Nevada Project, Series A, 4.00%, 7/15/56 (144A)	834,995
12,480,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	11,572,704
1,110,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/47 (144A)	760,883
1,000,000	Tempe Industrial Development Authority, Series A, 6.125%, 10/1/52 (144A)	683,950
	Total Arizona	$15,825,048

	Arkansas — 2.8%
13,000,000	Arkansas Development Finance Authority, Big River Steel Project, 4.50%, 9/1/49 (144A)	$ 12,731,290
The accompanying notes are an integral part of these financial statements.
2Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Arkansas — (continued)
12,500,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 12,902,125
5,000,000	Arkansas Development Finance Authority, Hybar Steel Project, Series A, 6.875%, 7/1/48 (144A)	5,490,900
	Total Arkansas	$31,124,315

	California — 14.3%
1,745,000	California County Tobacco Securitization Agency, 5.00%, 6/1/50	$ 1,753,184
45,000	California County Tobacco Securitization Agency, Asset-Backed, Series A, 5.875%, 6/1/43	45,184
17,000,000(d)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A, 9.50%, 1/1/65 (144A)	17,233,750
8,400,000(d)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A-4, 8.00%, 1/1/50 (144A)	8,737,008
2,910,000	California Municipal Finance Authority, Series B, 4.75%, 12/1/31 (144A)	2,692,739
6,115,000	California Municipal Finance Authority, Series B, 5.25%, 12/1/36 (144A)	5,455,130
4,530,000	California Municipal Finance Authority, Series B, 5.50%, 12/1/39 (144A)	4,048,688
2,310,000	California Municipal Finance Authority, Ascent 613 Project, Series A, 5.50%, 1/1/60 (144A)	2,370,822
2,000,000	California Municipal Finance Authority, Baptist University, Series A, 5.00%, 11/1/46 (144A)	1,996,920
6,750,000	California Municipal Finance Authority, Baptist University, Series A, 5.50%, 11/1/45 (144A)	6,781,320
1,575,000	California Municipal Finance Authority, Santa Rosa Academy Project, 5.375%, 7/1/45 (144A)	1,586,183
1,600,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.20%, 6/15/54 (144A)	1,722,752
1,865,000	California School Finance Authority, Envision Education – Obligated Group, Series A, 5.00%, 6/1/64 (144A)	1,878,260
1,800,000	California School Finance Authority, Fortune School of Education Obligated Group, Series A, 5.00%, 6/1/54 (144A)	1,737,234
2,350,000	California School Finance Authority, Fortune School Of Education Obligated Group, Series A, 5.125%, 6/1/64 (144A)	2,252,969
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/253

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	California — (continued)
1,000,000	California School Finance Authority, New Designs Charter School Project, Series A, 5.00%, 6/1/64 (144A)	$ 988,500
280,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.00%, 6/1/43 (144A)	290,220
500,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.125%, 6/1/53 (144A)	508,090
1,000,000	California School Finance Authority, Stem Preparatory Schools, Series A, 5.375%, 5/1/63 (144A)	1,016,600
1,465,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.125%, 11/1/33 (144A)	1,467,124
4,030,000	California Statewide Communities Development Authority, Baptist University, Series A, 6.375%, 11/1/43 (144A)	4,034,876
20,760,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	21,396,502
7,685,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, Series A, 5.25%, 12/1/56 (144A)	7,735,644
675,000	Chino Community Facilities District, Series 3, 5.00%, 9/1/49	710,876
7,000,000	Golden State Tobacco Securitization Corp., Series A-1, 3.714%, 6/1/41	5,388,810
47,000,000	Golden State Tobacco Securitization Corp., Series A-1, 4.214%, 6/1/50	34,434,080
60,000,000(e)	Golden State Tobacco Securitization Corp., Series B-2, 6/1/66	6,958,200
20,000,000(e)	Inland Empire Tobacco Securitization Corp., Series C-1, 6/1/36	9,469,600
10,000,000(e)	Tobacco Securitization Authority of Southern California, 6/1/46	2,572,000
	Total California	$157,263,265

	Colorado — 4.7%
577,000(f)	2000 Holly Metropolitan District, Series B, 7.50%, 12/15/50	$ 531,959
5,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	4,434,200
6,500,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	6,663,280
The accompanying notes are an integral part of these financial statements.
4Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Colorado — (continued)
868,000(f)	Belleview Village Metropolitan District, 4.95%, 12/1/50	$ 807,353
1,000,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.75%, 4/1/59 (144A)	1,032,530
2,500,000	Colorado Educational & Cultural Facilities Authority, Ascent Classical Academy Charter Schools, Inc Project, 5.80%, 4/1/54 (144A)	2,617,400
10,700,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	10,792,341
8,425,000(f)	Green Valley Ranch East Metropolitan District No. 6, Series A, 5.875%, 12/1/50	8,458,784
4,000,000(f)	Larkridge Metropolitan District No. 2, 5.25%, 12/1/48	4,007,120
1,000,000(f)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	1,012,980
2,000,000(f)	Olde Town Metropolitan District, Douglas County, 6.00%, 12/1/53 (144A)	1,970,460
1,465,000	Pinery Commercial Metropolitan District No 2, 5.75%, 12/1/54	1,484,880
2,125,000(f)	Prairie Center Metropolitan District No 3, Series A, 5.875%, 12/15/46	2,260,235
750,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.00%, 12/1/42	771,623
1,400,000(f)	Riverpark Metropolitan District/Arapahoe County, 6.375%, 12/1/54	1,438,122
900,000	Sterling Ranch Community Authority Board, 5.625%, 12/1/43	925,695
1,500,000	Sterling Ranch Community Authority Board, Douglas County, Series A, 5.75%, 12/1/54 (144A)	1,519,395
755,000(f)	Willow Bend Metropolitan District, Series B, 7.625%, 12/15/49	700,164
	Total Colorado	$51,428,521

	Delaware — 0.8%
2,250,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/52	$ 1,884,848
1,380,000	Delaware State Economic Development Authority, Aspira of Delaware Charter, 4.00%, 6/1/57	1,112,487
870,000	Town of Bridgeville, Heritage Shores Special Development District, 5.25%, 7/1/44 (144A)	905,774
1,535,000	Town of Bridgeville, Heritage Shores Special Development District, 5.625%, 7/1/53 (144A)	1,603,369
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/255

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Delaware — (continued)
1,000,000	Town of Milton, Granary At Draper Farm Special Development District, 5.70%, 9/1/44 (144A)	$ 1,012,070
1,750,000	Town of Milton, Granary At Draper Farm Special Development District, 5.95%, 9/1/53 (144A)	1,778,280
	Total Delaware	$8,296,828

	District of Columbia — 1.2%
1,500,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/42	$ 1,573,440
1,165,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/47	1,190,851
1,835,000	District of Columbia, Inspired Teaching Demonstration Public Charter School, 5.00%, 7/1/52	1,869,957
1,130,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	1,140,057
615,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	627,964
25,000,000(e)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	6,658,250
	Total District of Columbia	$13,060,519

	Florida — 4.2%
275,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.50%, 6/15/54 (144A)	$ 294,696
445,000	Capital Projects Finance Authority, Kissimmee Charter Academy Project, 6.625%, 6/15/59 (144A)	477,289
1,500,000	Capital Projects Finance Authority, Prg - Unionwest Properties LLC Project, Series A-1, 5.00%, 6/1/58 (144A)	1,437,780
2,140,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.25%, 12/15/43 (144A)	2,151,599
2,100,000	Capital Trust Authority, Imagine School At West Pasco Project, Series A, 6.50%, 12/15/58 (144A)	2,111,172
6,290,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/64 (144A)	6,111,112
1,000,000	City of Venice, Village On The Isle Project, Series A, 5.50%, 1/1/55 (144A)	1,017,230
1,250,000	City of Venice, Village On The Isle Project, Series A, 5.625%, 1/1/60 (144A)	1,275,813
1,525,000	County of Lake, Imagine South Lake, Charter School Project, 5.00%, 1/15/49 (144A)	1,489,223
5,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/47	5,063,500
The accompanying notes are an integral part of these financial statements.
6Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Florida — (continued)
3,000,000(d)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	$ 3,193,800
300,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/31 (144A)	309,948
225,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/35 (144A)	231,793
13,475,000	Florida Development Finance Corp., Glenridge On Palmer Ranch Project, 5.00%, 6/1/51 (144A)	12,963,354
850,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	861,450
500,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/59 (144A)	502,870
4,100,000	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	4,176,383
1,910,000	Village Community Development District No 15, 5.25%, 5/1/54 (144A)	1,955,744
	Total Florida	$45,624,756

	Guam — 0.1%
1,100,000	Guam Economic Development & Commerce Authority, Asset-Backed, 5.625%, 6/1/47	$ 1,067,110
	Total Guam	$1,067,110

	Hawaii — 0.2%
2,500,000	State of Hawaii Airports System Revenue, Series A, 5.50%, 7/1/54	$ 2,717,750
	Total Hawaii	$2,717,750

	Illinois — 2.1%
1,000,000(f)	Chicago Board of Education, Series A, 7.00%, 12/1/46 (144A)	$ 1,059,720
8,000,000(f)	Chicago Board of Education, Series B, 6.50%, 12/1/46	8,252,400
987,400(a)	Illinois Finance Authority, Series A-2, 6.00%, 11/15/36	157,984
1,591,212	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	159
614,528(a)(d)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	98,324
11,975,000	Southwestern Illinois Development Authority, 5.00%, 6/1/53	11,266,559
1,235,000	Southwestern Illinois Development Authority, 8.00%, 6/1/53	1,195,628
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/257

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Illinois — (continued)
879,850(a)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	$ 184,329
1,220,000	Village of Matteson, 6.50%, 12/1/35	1,258,833
	Total Illinois	$23,473,936

	Indiana — 10.7%
8,175,000	City of Anderson, 5.375%, 1/1/40 (144A)	$ 7,833,367
355,000	City of Evansville, Silver Birch Evansville Project, 4.80%, 1/1/28	350,758
6,475,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	6,140,566
500,000	City of Fort Wayne, 5.125%, 1/1/32	502,605
4,665,000	City of Fort Wayne, 5.35%, 1/1/38	4,672,324
24,990,000	City of Hammond, Custodial Receipts Cabelas Project, 7.50%, 2/1/29 (144A)	24,880,294
945,000	City of Kokomo, Silver Birch of Kokomo, 5.75%, 1/1/34	949,271
7,825,000	City of Kokomo, Silver Birch of Kokomo, 5.875%, 1/1/37	7,858,100
900,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.60%, 1/1/33	901,485
6,000,000	City of Lafayette, Glasswater Creek Lafayette Project, 5.80%, 1/1/37	6,008,280
700,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.10%, 1/1/32 (144A)	703,647
5,890,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	5,916,210
4,560,000	City of Terre Haute, 5.35%, 1/1/38	4,580,292
1,750,000	City of Valparaiso, Pratt Paper LLC Project, 4.875%, 1/1/44 (144A)	1,778,665
2,000,000	City of Valparaiso, Pratt Paper LLC Project, 5.00%, 1/1/54 (144A)	2,029,160
5,190,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.125%, 7/1/37	5,259,131
2,830,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	2,838,349
1,975,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.25%, 7/1/43	1,815,321
2,020,000	Indiana Finance Authority, Sanders Glen Project, Series A, 4.50%, 7/1/53	1,687,144
11,985,000	Indiana Housing & Community Development Authority, Series A, 5.00%, 1/1/39 (144A)	12,063,981
The accompanying notes are an integral part of these financial statements.
8Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Indiana — (continued)
8,175,000	Indiana Housing & Community Development Authority, Evergreen Village Bloomington Project, 5.50%, 1/1/37	$ 8,186,854
10,100,000	Town of Plainfield Multifamily Housing Revenue, 5.375%, 9/1/38	10,108,989
	Total Indiana	$117,064,793

	Kansas — 1.4%
400,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/33	$ 383,056
15,405,000	Kansas Development Finance Authority, Series A, 5.25%, 11/15/53	12,516,871
2,500,000	Kansas Development Finance Authority, Series A, 5.50%, 11/15/38	2,325,350
	Total Kansas	$15,225,277

	Louisiana — 0.5%
1,700,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	$ 1,815,566
3,000,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	3,261,660
	Total Louisiana	$5,077,226

	Massachusetts — 0.6%
3,260,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 3,260,326
1,730,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	1,674,398
1,000,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/54 (144A)	1,006,920
900,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/60 (144A)	904,608
	Total Massachusetts	$6,846,252

	Michigan — 2.5%
8,340,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 7,639,690
3,000,000	Flint International Academy, 5.75%, 10/1/37	3,000,300
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/259

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Michigan — (continued)
5,720,000	Michigan Finance Authority, Dr. Joseph F. Pollack Academic Center of Excellence Project, 5.75%, 4/1/40	$ 5,954,005
4,000,000(d)	Michigan Strategic Fund, Series B, 7.50%, 11/1/41	4,218,440
7,085,000(d)	Michigan Strategic Fund, Michigan Department Offices Lease, Series B, 7.75%, 3/1/40	6,197,037
	Total Michigan	$27,009,472

	Minnesota — 2.0%
1,310,000	City of Bethel, 6.00%, 7/1/57	$ 1,250,854
4,210,000	City of Bethel, Series A, 5.00%, 7/1/48	4,147,818
1,000,000	City of Bethel, Series A, 5.00%, 7/1/53	950,470
2,720,000	City of Brooklyn Park, Prairie Seeds Academy Project, 5.25%, 6/15/64	2,625,235
1,500,000	City of Deephaven, Eagle Ridge Academy Project, Series A, 5.50%, 7/1/50	1,502,160
1,500,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.125%, 9/1/38	1,388,730
3,145,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.25%, 9/1/43	2,739,673
6,080,000	City of Rochester, Rochester Math & Science Academy, Series A, 5.375%, 9/1/50	5,053,635
2,000,000	Housing & Redevelopment Authority of The City of St. Paul Minnesota, Great River School Project, Series A, 5.50%, 7/1/52 (144A)	2,004,260
	Total Minnesota	$21,662,835

	Missouri — 0.5%
2,300,000	Kansas City Industrial Development Authority, Series A, 5.00%, 4/1/46 (144A)	$ 2,124,602
1,875,000	Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1, 5.00%, 6/1/46 (144A)	1,872,487
1,250,000	Kansas City Industrial Development Authority, Historic Northeast Redevelopment Plan, Series A-1, 5.00%, 6/1/54 (144A)	1,213,588
	Total Missouri	$5,210,677

	Nevada — 1.2%
935,000	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/44	$ 953,195
1,115,000	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/49	1,118,958
The accompanying notes are an integral part of these financial statements.
10Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Nevada — (continued)
1,200,000	City of Las Vegas Special Improvement District No 818, Summerlin Village 27, 5.00%, 12/1/54	$ 1,194,564
10,200,000(d)	State of Nevada Department of Business & Industry, Brightline West Passenger Rail Project, 9.50%, 1/1/65 (144A)	10,246,716
	Total Nevada	$13,513,433

	New Jersey — 0.3%
1,215,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.25%, 7/1/37 (144A)	$ 1,169,304
2,500,000	New Jersey Economic Development Authority, Charter Hatikvah International Academy, Series A, 5.375%, 7/1/47 (144A)	2,362,975
	Total New Jersey	$3,532,279

	New Mexico — 1.2%
13,850,000(d)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 13,157,500
	Total New Mexico	$13,157,500

	New York — 12.7%
2,600,000	Albany Capital Resource Corp., Kipp Capital Region Public Charter Schools Project, 5.00%, 6/1/64	$ 2,604,290
212,975(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/28 (144A)	2,130
2,356,917(a)	Buffalo & Erie County Industrial Land Development Corp., 5.00%, 10/1/38 (144A)	23,569
9,250,000	Dutchess County Local Development Corp., Health Quest Systems Inc., Series B, 5.00%, 7/1/46	9,310,402
2,755,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	2,525,013
19,015,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.00%, 6/1/35	18,126,239
6,245,000	Nassau County Tobacco Settlement Corp., Asset-Backed, Series A-3, 5.125%, 6/1/46	5,736,782
3,625,000	New York City Housing Development Corp., 8 Spruce Street, Series RE, 5.25%, 12/15/31	3,721,244
2,600,000	New York Counties Tobacco Trust IV, Series A, 6.25%, 6/1/41 (144A)	2,587,728
9,700,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/42	9,459,537
21,120,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	20,251,968
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2511

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	New York — (continued)
51,600,000(e)	New York Counties Tobacco Trust V, Capital Appreciation Pass Through, Series 4A, 6/1/60 (144A)	$ 3,164,112
7,440,000	New York Counties Tobacco Trust VI, Series 2B, 5.00%, 6/1/45	7,216,056
8,665,000	New York Counties Tobacco Trust VI, Settlement pass through, Series 2B, 5.00%, 6/1/51	8,026,563
1,000,000	New York Liberty Development Corp., 4 World Trade Center Project, Series A, 3.00%, 11/15/51	759,400
7,345,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	7,800,977
13,610,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	14,323,028
1,000,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.125%, 8/1/44	960,370
1,500,000	Onondaga Civic Development Corp., Crouse Health Hospital, Inc. Project, 5.375%, 8/1/54	1,351,980
2,415,000	Riverhead Industrial Development Agency, 7.65%, 8/1/34	2,416,932
5,100,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	5,293,290
9,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	8,178,660
5,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 5.00%, 7/1/36 (144A)	5,188,350
	Total New York	$139,028,620

	North Carolina — 0.2%
1,000,000	County of Union, 3.00%, 6/1/51	$ 776,400
800,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/44	831,280
1,000,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	1,012,690
	Total North Carolina	$2,620,370

	Ohio — 5.2%
30,000,000(e)	Buckeye Tobacco Settlement Financing Authority, Series B-3, 6/1/57	$ 3,182,700
50,000,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	45,782,000
The accompanying notes are an integral part of these financial statements.
12Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Ohio — (continued)
6,040,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	$ 6,052,926
1,500,000	Port of Greater Cincinnati Development Authority, RBM Phase 3 Garage Project, 5.125%, 12/1/55	1,491,345
	Total Ohio	$56,508,971

	Pennsylvania — 6.6%
1,000,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series A, 5.25%, 5/1/42 (144A)	$ 1,019,900
3,900,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series B, 6.00%, 5/1/42 (144A)	4,127,058
825,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.125%, 10/15/37	823,787
1,210,000	Chester County Industrial Development Authority, Collegium Charter School, Series A, 5.25%, 10/15/47	1,184,082
645,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/54 (144A)	587,305
600,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/64 (144A)	535,980
8,465,000	Delaware County Industrial Development Authority, Chester Charter School Arts Project, Series A, 5.125%, 6/1/46 (144A)	8,309,498
1,850,000	Montgomery County Industrial Development Authority, Ursinus College Project, 5.25%, 11/1/54	1,871,645
2,290,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/42 (144A)	2,327,006
3,335,000	Philadelphia Authority for Industrial Development, 5.00%, 4/15/52 (144A)	3,220,276
1,660,000	Philadelphia Authority for Industrial Development, 5.125%, 6/1/38 (144A)	1,704,953
6,045,000	Philadelphia Authority for Industrial Development, 5.125%, 12/15/44 (144A)	5,800,359
3,500,000	Philadelphia Authority for Industrial Development, 5.25%, 6/1/48 (144A)	3,554,040
4,370,000	Philadelphia Authority for Industrial Development, 5.375%, 6/1/53 (144A)	4,419,206
9,435,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	9,462,550
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2513

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pennsylvania — (continued)
825,000	Philadelphia Authority for Industrial Development, Series A, 5.00%, 11/15/31	$ 810,431
4,055,000	Philadelphia Authority for Industrial Development, 2800 American Street Co. Project, Series A, 5.625%, 7/1/48 (144A)	4,037,685
8,295,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	7,283,010
2,200,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc. Project, Series A, 6.50%, 6/1/45	2,200,330
2,940,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	2,940,441
1,045,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.125%, 6/15/42	1,056,025
970,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.25%, 6/15/52	962,968
1,020,000	Philadelphia Authority for Industrial Development, Green Woods Charter School, Series A, 5.375%, 6/15/57	1,013,686
1,500,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.375%, 6/15/38 (144A)	1,546,755
1,750,000	Philadelphia Authority for Industrial Development, Tacony Academy Charter school Project, 5.50%, 6/15/43 (144A)	1,780,537
	Total Pennsylvania	$72,579,513

	Puerto Rico — 6.3%
24,792,297(d)(f)	Commonwealth of Puerto Rico, 11/1/43	$ 15,553,447
17,550,354(d)	Commonwealth of Puerto Rico, 11/1/51	9,521,067
10,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	3,425,000
25,000,000(d)	Commonwealth of Puerto Rico, 11/1/51	6,500,000
10,204,996(f)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	9,248,380
17,244,143	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	16,813,040
The accompanying notes are an integral part of these financial statements.
14Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
5,900,000(d)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	$ 5,708,486
9,558,000(e)	Puerto Rico Sales Tax Financing Corp., Series A-1, 7/1/51	2,349,834
	Total Puerto Rico	$69,119,254

	Rhode Island — 0.1%
2,065,000(a)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 826,000
	Total Rhode Island	$826,000

	South Carolina — 0.2%
2,200,000	South Carolina Jobs-Economic Development Authority, Beaufort Memorial Hospital & South Of Broad Healthcare Project, 5.75%, 11/15/54	$ 2,342,824
	Total South Carolina	$2,342,824

	Tennessee — 0.2%
2,000,000	Shelby County Health & Educational Facilities Board, Madrone Memphis Student Housing I LLC - University Of Memphis Project, Series A-1, 5.25%, 6/1/56 (144A)	$ 2,033,320
	Total Tennessee	$2,033,320

	Texas — 5.3%
600,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 4.875%, 6/15/54 (144A)	$ 600,168
1,200,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 5.00%, 6/15/64 (144A)	1,195,284
600,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/49	593,832
16,875,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	17,275,106
525,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 6.625%, 3/1/29	526,150
375,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	375,694
7,030,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.125%, 3/1/44	7,032,390
525,000	City of Pflugerville, Meadowlark Preserve Public Improvement District Project, 5.125%, 9/1/45 (144A)	527,053
750,000	City of Pflugerville, Meadowlark Preserve Public Improvement District Project, 5.375%, 9/1/55 (144A)	754,680
575,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 5.75%, 6/15/44 (144A)	574,776
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2515

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Texas — (continued)
800,000	Clifton Higher Education Finance Corp., Valor Education, Series A, 6.00%, 6/15/54 (144A)	$ 798,136
16,755,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., 9.00%, 2/1/50 (144A)	10,220,550
3,335,000(a)(d)	Greater Texas Cultural Education Facilities Finance Corp., Series B, 9.00%, 2/1/33 (144A)	2,034,350
1,000,000	Harris County Cultural Education Facilities Finance Corp., Texas Children's Hospital, 3.00%, 10/1/51	767,890
1,250,000	Houston Higher Education Finance Corp., Houston Christian University Project, 5.25%, 10/1/54	1,262,537
4,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	4,513,455
1,200,000	New Hope Cultural Education Facilities Finance Corp., Westminster Project, 5.00%, 11/1/55	1,226,400
1,500,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.00%, 1/1/39 (144A)	1,531,905
500,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.25%, 1/1/54 (144A)	510,065
5,875,019	Tarrant County Cultural Education Facilities Finance Corp., The Stayton At Museum Way 2024, Series A, 5.75%, 12/1/54	5,275,062
	Total Texas	$57,595,483

	Utah — 0.9%
3,300,000(f)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 3,269,970
500,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.00%, 6/1/44 (144A)	504,695
2,250,000	MIDA Mountain Veterans Program Public Infrastructure District, 5.20%, 6/1/54 (144A)	2,186,572
1,800,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	1,796,760
2,300,000	MIDA Mountain Village Public Infrastructure District, Series 2, 6.00%, 6/15/54 (144A)	2,416,127
	Total Utah	$10,174,124

The accompanying notes are an integral part of these financial statements.
16Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Virgin Islands — 0.2%
2,400,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	$ 2,595,048
	Total Virgin Islands	$2,595,048

	Virginia — 3.8%
9,000,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 7,650,360
24,495,000	Tobacco Settlement Financing Corp., Series B-1, 5.00%, 6/1/47	23,973,256
5,905,000(d)	Tobacco Settlement Financing Corp., Series B-2, 5.20%, 6/1/46	5,904,823
14,000,000(e)	Tobacco Settlement Financing Corp., Series D, 6/1/47	3,893,960
	Total Virginia	$41,422,399

	Wisconsin — 4.3%
9,200,000	Public Finance Authority, Series A, 5.75%, 7/1/54	$ 9,861,296
2,500,000	Public Finance Authority, American Preparatory Academy - Las Vegas Project, Series A, 5.125%, 7/15/37 (144A)	2,528,150
1,000,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 6.00%, 6/15/64 (144A)	1,004,200
715,000	Public Finance Authority, Community School of Davidson Project, 5.00%, 10/1/33	725,968
1,590,000	Public Finance Authority, Coral Academy Science Las Vegas, Series A, 5.625%, 7/1/44	1,592,862
370,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/29 (144A)	374,314
1,710,000	Public Finance Authority, Coral Academy Science Reno, 5.00%, 6/1/39 (144A)	1,689,480
1,150,000	Public Finance Authority, Coral Academy Science Reno, Series A, 4.00%, 6/1/61 (144A)	866,249
335,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.375%, 6/1/37 (144A)	342,973
900,000	Public Finance Authority, Coral Academy Science Reno, Series A, 5.875%, 6/1/52 (144A)	907,317
1,565,000	Public Finance Authority, Coral Academy Science Reno, Series A, 6.00%, 6/1/62 (144A)	1,600,792
2,000,000	Public Finance Authority, Foundation Academy Charter School Project, 5.00%, 7/1/55 (144A)	1,902,520
1,200,000	Public Finance Authority, Foundation Academy Charter School Project, 5.00%, 7/1/60 (144A)	1,122,264
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2517

Schedule of Investments  |  2/28/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Wisconsin — (continued)
9,310,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 9,708,840
150,000	Public Finance Authority, Lead Academy Project, Series A, 4.25%, 8/1/26 (144A)	149,775
2,000,000	Public Finance Authority, Lead Academy Project, Series A, 5.00%, 8/1/36 (144A)	1,918,280
2,500,000	Public Finance Authority, Lead Academy Project, Series A, 5.125%, 8/1/46 (144A)	2,258,550
2,000,000	Public Finance Authority, Mater Academy Of Nevada - East Las Vegas Campus Project, Series A, 5.00%, 12/15/54 (144A)	1,965,920
230,000	Public Finance Authority, Quality Education Academy Project, Series A, 5.25%, 7/15/33 (144A)	237,974
690,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.00%, 7/15/43 (144A)	726,798
640,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.25%, 7/15/53 (144A)	667,674
1,175,000	Public Finance Authority, Quality Education Academy Project, Series A, 6.50%, 7/15/63 (144A)	1,228,098
2,000,000	Public Finance Authority, SearStone CCRC Project, 4.00%, 6/1/41 (144A)	1,807,080
500,000	Public Finance Authority, SearStone CCRC Project, Series A, 5.00%, 6/1/37 (144A)	492,655
10,640,000(a)(e)+	Public Finance Authority, Springshire Pre-Development Project, 12/31/25 (144A)	—
1,600,000	Public Finance Authority, Town Of Scarborough - The Downs Project, 5.00%, 8/1/39	1,606,096
	Total Wisconsin	$47,286,125

	Total Municipal Bonds (Cost $1,116,370,469)	$1,095,077,198

The accompanying notes are an integral part of these financial statements.
18Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Principal Amount USD ($)		Value
	Debtors in Possession Financing — 0.3% of Net Assets#
	Retirement Housing — 0.3%
9,000,000(a)+	Springshire Retirement LLC - Promissory Note, 9.00%, 12/31/25	$ 2,970,000
	Total Retirement Housing	$2,970,000

	TOTAL DEBTORS IN POSSESSION FINANCING (Cost $9,000,000)	$2,970,000

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.9% (Cost $1,132,413,889)	$1,105,501,143
	OTHER ASSETS AND LIABILITIES — (0.9)%	$(9,365,605)
	net assets — 100.0%	$1,096,135,538

bps	Basis Points.
LIBOR	London Interbank Offered Rate.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At February 28, 2025, the value of these securities amounted to $424,550,405, or 38.7% of net assets.
(a)	Security is in default.
(b)	Floating rate note. Coupon rate, reference index and spread shown at February 28, 2025.
(c)	Consists of Revenue Bonds unless otherwise indicated.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at February 28, 2025.
(e)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(f)	Represents a General Obligation Bond.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Springshire Retirement LLC - Promissory Note	12/1/2021	$9,000,000	$2,970,000
% of Net assets			0.3%
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2519

Schedule of Investments  |  2/28/25
(unaudited) (continued)
The concentration of investments as a percentage of total investments by type of obligation/market sector is as follows:
Revenue Bonds:
Education Revenue	22.3%
Tobacco Revenue	21.4
Health Revenue	19.0
Development Revenue	18.1
Transportation Revenue	5.5
Other Revenue	5.0
Facilities Revenue	1.8
Water Revenue	1.0
General Revenue	0.5
94.6%
General Obligation Bonds:	5.4%
100.0%
Purchases and sales of securities (excluding short-term investments and all derivative contracts except for options purchased) for the six months ended February 28, 2025, aggregated $236,688,861 and $234,974,709, respectively.
At February 28, 2025, the net unrealized depreciation on investments based on cost for federal tax purposes of $1,141,301,232 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$33,074,665
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(68,874,754)
Net unrealized appreciation	$(35,800,089)
The accompanying notes are an integral part of these financial statements.
20Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of February 28, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$7,453,945	$—	$7,453,945
Municipal Bonds	—	1,095,077,198	0*	1,095,077,198
Debtors in Possession Financing	—	—	2,970,000	2,970,000
Total Investments in Securities	$—	$1,102,531,143	$2,970,000	$1,105,501,143
*	Securities valued at $0.
During the period ended February 28, 2025, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2521

Statement of Assets and Liabilities  |  2/28/25
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,132,413,889)	$1,105,501,143
Cash	8,270,967
Receivables —
Fund shares sold	1,355,559
Interest	14,115,777
Other assets	381,031
Total assets	$1,129,624,477
LIABILITIES:
Payables —
Investment securities purchased	$28,855,848
Fund shares repurchased	3,480,434
Distributions	465,006
Trustees’ fees	8,458
Due to Adviser	22,750
Management fees	43,531
Administrative expenses	292,813
Distribution fees	13,480
Accrued expenses	306,619
Total liabilities	$33,488,939
NET ASSETS:
Paid-in capital	$1,447,854,531
Distributable earnings (loss)	(351,718,993)
Net assets	$1,096,135,538
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $394,202,869/62,646,879 shares)	$6.29
Class C (based on $65,460,259/10,388,326 shares)	$6.30
Class Y (based on $636,472,410/102,574,468 shares)	$6.20
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $6.29 net asset value per share/100%-4.50%maximum sales charge)	$6.59
The accompanying notes are an integral part of these financial statements.
22Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 2/28/25*
INVESTMENT INCOME:
Interest from unaffiliated issuers	$31,246,751
Total Investment Income		$31,246,751
EXPENSES:
Management fees	$2,634,472
Administrative expenses	159,457
Transfer agent fees
Class A	43,486
Class C	13,904
Class Y	336,954
Distribution fees
Class A	492,378
Class C	346,491
Shareholder communications expense	10,090
Custodian fees	5,433
Registration fees	43,310
Professional fees	62,477
Printing expense	28,768
Officers’ and Trustees’ fees	29,865
Insurance expense	930
Miscellaneous	26,065
Total expenses		$4,234,080
Less fees waived and expenses reimbursed by the Adviser		(349,298)
Net expenses		$3,884,782
Net investment income		$27,361,969
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$(781,759)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$4,472,506
Net realized and unrealized gain (loss) on investments		$3,690,747
Net increase in net assets resulting from operations		$31,052,716
* Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. The Statement of Operations includes Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2523

Statements of Changes in Net Assets
	Six Months Ended 2/28/25 (unaudited)	Year Ended 8/31/24
FROM OPERATIONS:
Net investment income (loss)	$27,361,969	$58,151,136
Net realized gain (loss) on investments	(781,759)	(97,325,878)
Change in net unrealized appreciation (depreciation) on investments	4,472,506	133,562,404
Net increase in net assets resulting from operations	$31,052,716	$94,387,662
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.15 and $0.29 per share, respectively)	$(9,458,535)	$(19,659,772)
Class C ($0.13 and $0.24 per share, respectively)	(1,393,626)	(3,202,952)
Class Y ($0.16 and $0.30 per share, respectively)	(15,865,355)	(33,257,416)
Total distributions to shareholders	$(26,717,516)	$(56,120,140)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$174,647,622	$347,878,070
Reinvestment of distributions	24,103,168	49,287,591
Cost of shares repurchased	(212,972,720)	(644,549,354)
Net decrease in net assets resulting from Fund share transactions	$(14,221,930)	$(247,383,693)
Net decrease in net assets	$(9,886,730)	$(209,116,171)
NET ASSETS:
Beginning of period	$1,106,022,268	$1,315,138,439
End of period	$1,096,135,538	$1,106,022,268
The accompanying notes are an integral part of these financial statements.
24Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

	Six Months Ended 2/28/25 Shares (unaudited)	Six Months Ended 2/28/25 Amount (unaudited)	Year Ended 8/31/24 Shares	Year Ended 8/31/24 Amount
Class A
Shares sold	8,268,416	$51,793,653	13,563,066	$82,765,525
Reinvestment of distributions	1,385,329	8,685,729	2,959,742	17,944,690
Less shares repurchased	(11,424,008)	(71,671,777)	(26,860,547)	(162,930,492)
Net decrease	(1,770,263)	$(11,192,395)	(10,337,739)	$(62,220,277)
Class C
Shares sold	521,864	$3,275,565	1,266,400	$7,734,589
Reinvestment of distributions	217,963	1,368,766	502,756	3,051,480
Less shares repurchased	(2,007,420)	(12,593,368)	(5,548,116)	(33,726,910)
Net decrease	(1,267,593)	$(7,949,037)	(3,778,960)	$(22,940,841)
Class Y
Shares sold	19,356,597	$119,578,404	42,950,253	$257,377,956
Reinvestment of distributions	2,272,167	14,048,673	4,733,395	28,291,421
Less shares repurchased	(20,843,531)	(128,707,575)	(75,188,479)	(447,891,952)
Net increase (decrease)	785,233	$4,919,502	(27,504,831)	$(162,222,575)
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2525

Financial Highlights
	Six Months Ended 2/28/25(a) (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(b)	Year Ended 8/31/20(b)
Class A
Net asset value, beginning of period	$6.27	$6.04	$6.54	$7.56	$7.23	$7.56
Increase (decrease) from investment operations:
Net investment income (loss) (c)	$0.15	$0.30	$0.29	$0.26	$0.27	$0.27
Net realized and unrealized gain (loss) on investments	0.02	0.22	(0.51)	(1.02)	0.32	(0.30)
Net increase (decrease) from investment operations	$0.17	$0.52	$(0.22)	$(0.76)	$0.59	$(0.03)
Distributions to shareholders:
Net investment income	$(0.15)	$(0.29)	$(0.28)	$(0.26)	$(0.26)	$(0.30)
Total distributions	$(0.15)	$(0.29)	$(0.28)	$(0.26)	$(0.26)	$(0.30)
Net increase (decrease) in net asset value	$0.02	$0.23	$(0.50)	$(1.02)	$0.33	$(0.33)
Net asset value, end of period	$6.29	$6.27	$6.04	$6.54	$7.56	$7.23
Total return (d)	2.73%(e)	8.86%(f)	(3.41)%	(10.20)%	8.36%	(0.41)%
Ratio of net expenses to average net assets	0.82%(g)(h)	0.82%(i)	0.82%(i)	0.82%(i)	0.81%(i)	0.82%
Ratio of net investment income (loss) to average net assets	4.92%(g)(j)	4.94%	4.57%	3.68%	3.60%	3.71%
Portfolio turnover rate	22%(e)(k)	30%(l)	37%(l)	38%(l)	24%(m)	73%
Net assets, end of period (in thousands)	$394,203	$403,715	$451,573	$524,429	$653,216	$631,922
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.82%(g)(h)	0.87%(i)	0.91%(i)	0.85%(i)	0.82%(i)	0.82%
Net investment income (loss) to average net assets	4.92%(g)(j)	4.89%	4.48%	3.65%	3.59%	3.71%
(a)	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
(b)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(c)	The per-share data presented above is based on the average shares outstanding for the period presented.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(e)	Not annualized.
(f)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class A’s total return was less than 0.005%.
(g)	Annualized.
(h)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(i)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(j)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
The accompanying notes are an integral part of these financial statements.
26Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

(k)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended February 28, 2025.
(l)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(m)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2527

Financial Highlights  (continued)
	Six Months Ended 2/28/25(a) (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(b)	Year Ended 8/31/20(b)
Class C
Net asset value, beginning of period	$6.28	$6.05	$6.55	$7.57	$7.24	$7.56
Increase (decrease) from investment operations:
Net investment income (loss) (c)	$0.13	$0.25	$0.24	$0.21	$0.21	$0.22
Net realized and unrealized gain (loss) on investments	0.02	0.22	(0.51)	(1.02)	0.33	(0.30)
Net increase (decrease) from investment operations	$0.15	$0.47	$(0.27)	$(0.81)	$0.54	$(0.08)
Distributions to shareholders:
Net investment income	$(0.13)	$(0.24)	$(0.23)	$(0.21)	$(0.21)	$(0.24)
Total distributions	$(0.13)	$(0.24)	$(0.23)	$(0.21)	$(0.21)	$(0.24)
Net increase (decrease) in net asset value	$0.02	$0.23	$(0.50)	$(1.02)	$0.33	$(0.32)
Net asset value, end of period	$6.30	$6.28	$6.05	$6.55	$7.57	$7.24
Total return (d)	2.34%(e)	8.02%(f)	(4.14)%	(10.88)%	7.53%	(1.03)%
Ratio of net expenses to average net assets	1.59%(g)(h)	1.59%(i)	1.59%(i)	1.58%(i)	1.58%(i)	1.59%
Ratio of net investment income (loss) to average net assets	4.15%(g)(j)	4.16%	3.80%	2.91%	2.84%	2.95%
Portfolio turnover rate	22%(e)(k)	30%(l)	37%(l)	38%(l)	24%(m)	73%
Net assets, end of period (in thousands)	$65,460	$73,156	$93,368	$117,641	$162,278	$190,279
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.59%(g)(h)	1.64%(i)	1.68%(i)	1.61%(i)	1.59%(i)	1.59%
Net investment income (loss) to average net assets	4.15%(g)(j)	4.11%	3.71%	2.88%	2.83%	2.95%
(a)	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
(b)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(c)	The per-share data presented above is based on the average shares outstanding for the period presented.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(e)	Not annualized.
(f)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class C’s total return was less than 0.005%.
(g)	Annualized.
(h)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(i)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(j)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
The accompanying notes are an integral part of these financial statements.
28Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

(k)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended February 28, 2025.
(l)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(m)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2529

Financial Highlights  (continued)
	Six Months Ended 2/28/25(a) (unaudited)	Year Ended 8/31/24	Year Ended 8/31/23	Year Ended 8/31/22	Year Ended 8/31/21(b)	Year Ended 8/31/20(b)
Class Y
Net asset value, beginning of period	$6.18	$5.96	$6.46	$7.46	$7.14	$7.46
Increase (decrease) from investment operations:
Net investment income (loss) (c)	$0.16	$0.31	$0.30	$0.28	$0.28	$0.29
Net realized and unrealized gain (loss) on investments	0.02	0.21	(0.51)	(1.00)	0.32	(0.30)
Net increase (decrease) from investment operations	$0.18	$0.52	$(0.21)	$(0.72)	$0.60	$(0.01)
Distributions to shareholders:
Net investment income	$(0.16)	$(0.30)	$(0.29)	$(0.28)	$(0.28)	$(0.31)
Total distributions	$(0.16)	$(0.30)	$(0.29)	$(0.28)	$(0.28)	$(0.31)
Net increase (decrease) in net asset value	$0.02	$0.22	$(0.50)	$(1.00)	$0.32	$(0.32)
Net asset value, end of period	$6.20	$6.18	$5.96	$6.46	$7.46	$7.14
Total return (d)	2.87%(e)	9.02%(f)	(3.24)%	(9.87)%	8.54%	(0.08)%
Ratio of net expenses to average net assets	0.55%(g)(h)	0.55%(i)	0.55%(i)	0.55%(i)	0.55%(i)	0.55%
Ratio of net investment income (loss) to average net assets	5.19%(g)(j)	5.20%	4.84%	3.94%	3.85%	3.97%
Portfolio turnover rate	22%(e)(k)	30%(l)	37%(l)	38%(l)	24%(m)	73%
Net assets, end of period (in thousands)	$636,472	$629,151	$770,198	$975,628	$1,244,174	$947,119
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.66%(g)(h)	0.70%(i)	0.75%(i)	0.68%(i)	0.67%(i)	0.64%
Net investment income (loss) to average net assets	5.08%(g)(j)	5.05%	4.64%	3.81%	3.73%	3.88%
(a)	Prior to December 6, 2024, the Fund invested, as feeder fund, in Pioneer High Income Municipal Portfolio. Per share data and ratios include Fund information as a stand-alone and feeder fund for the respective periods (See Note 1).
(b)	On December 21, 2020, the Fund began investing as a feeder fund in Pioneer High Income Municipal Portfolio. Expense ratios disclosed prior to August 31, 2021 are for the Fund as a stand-alone fund.
(c)	The per-share data presented above is based on the average shares outstanding for the period presented.
(d)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(e)	Not annualized.
(f)	For the year ended August 31, 2024, the Fund’s total return includes a reimbursement by the Adviser. The impact on Class Y’s total return was less than 0.005%.
(g)	Annualized.
(h)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses for the period from September 1, 2024 to December 5, 2024.
(i)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated expenses.
(j)	Includes the Fund’s share of Pioneer High Income Municipal Portfolio’s allocated income for the period from September 1, 2024 to December 5, 2024.
The accompanying notes are an integral part of these financial statements.
30Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

(k)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio for the period from September 1, 2024 to December 5, 2024 and the Fund as a stand-alone fund for the period ended February 28, 2025.
(l)	Represents the portfolio turnover rate of Pioneer High Income Municipal Portfolio.
(m)	Represents the portfolio turnover rate of the Fund as a stand-alone fund from September 1, 2020 to December 20, 2020 and of Pioneer High Income Municipal Portfolio for the period ended August 31, 2021.
The accompanying notes are an integral part of these financial statements.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2531

Notes to Financial Statements  |  2/28/25
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer High Income Municipal Fund (the “Fund”) is one of two portfolios comprising Pioneer Series Trust V (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a diversified, open-end management investment company. The investment objective of the Fund is to maximize total return through a combination of income that is exempt from regular federal income tax and capital appreciation. From December 21, 2020 to December 5, 2024, the Fund invested all of its investable assets as a feeder fund in Pioneer High Income Municipal Portfolio (the “Portfolio”), an underlying mutual fund that had the same investment objective and investment strategies as the Fund.  The Board of Trustees of the Portfolio authorized the termination of the Portfolio, which occurred on December 6, 2024. In light of the termination of the Portfolio, the Board of Trustees of the Fund determined that it was in the best interests of the Fund’s shareholders to withdraw the Fund’s investment from the Portfolio and instead invest directly in securities as a standalone fund. As of the close of business December 5, 2024, the Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets, which amounted to $1,112,583,518. On December 6, 2024, Fund withdrew its investment in the Portfolio through an in-kind redemption equal to the Fund’s proportionate share of the Portfolio’s net assets, with a cost basis of $1,133,137,995 and a value of $1,113,033,346, to the Fund. The transaction was structured to qualify as a tax-free event.
The Fund offers four classes of shares designated as Class A, Class C, Class K and Class Y shares. Class K shares had not commenced operations as of February 28, 2025. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Fund gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting
32Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
During the periods covered by these financial statements, Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., served as the Fund’s investment adviser (“Amundi US”). Effective April 1, 2025, Victory Capital Management Inc. (“Victory Capital”) served as the Fund’s investment adviser.  See Note 7.  During the periods covered by these financial statements, Amundi Distributor US, Inc., an affiliate of Amundi US, served as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a “limited derivatives user”). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (ASU 2023-07) during the period. The Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. The Fund’s Chief Executive Officer (CEO) has been identified as the Chief Operations Decision Maker (CODM) who assesses performance and allocates resources with respect to the Fund. The Fund’s operations constitute a single operating segment and therefore, a single reportable segment, because the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM manages the business activities using information of the Fund as a whole, and assesses performance of the Fund. The financial information provided to and reviewed by the CODM is the same as that presented within the Fund’s financial statements.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2533

of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of Fund’s investment adviser. The Fund’s investment adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Fund’s investment adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Fund’s investment adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or
34Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of February 28, 2025, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2535

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended August 31, 2024 was as follows:
2024
Distributions paid from:
Tax-exempt income	$54,379,378
Ordinary income	1,740,762
Total	$56,120,140
The following shows the components of distributable earnings (losses) on a federal income tax basis at August 31, 2024:
2024
Distributable earnings/(losses):
Undistributed tax-exempt income	$23,078,124
Capital loss carryforward	(338,265,256)
Other book/tax temporary differences	(594,466)
Net unrealized depreciation	(40,272,595)
Total	$(356,054,193)
The difference between book-basis and tax-basis unrealized depreciation is attributable to the tax deferral of losses on wash sales, adjustments related to interest on defaulted bonds and the tax treatment of amortization.
D.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $6,136 in underwriting commissions on the sale of Class A shares during the six months ended February 28, 2025.
E.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
During the periods covered by these financial statements, distribution fees were calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares did not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services were allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
36Pioneer High Income Municipal Fund | Semi-Annual | 2/28/25

The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends.
During the periods covered by these financial statements, distribution to shareholders were recorded as of the ex-dividend date. During the periods covered by these financial statements, distribution paid by the Fund with respect to each class of shares were calculated in the same manner and at the same time, except that net investment income dividends to shares reflected different transfer agent and distribution expense rates.
F.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates may increase. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
Pioneer High Income Municipal Fund | Semi-Annual | 2/28/2537

The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China enters into military conflict with Taiwan, the Philippines or another neighbor, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Normally, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in debt securities and other obligations issued by or on behalf of states, counties, municipalities, territories and possessions of the United States and the District of Columbia and their authorities, political subdivisions, agencies and instrumentalities, the interest on which is exempt from regular federal income tax (“municipal securities”).
The municipal bond market can be susceptible to unusual volatility, particularly for lower-rated and unrated securities. Liquidity can be reduced unpredictably in response to overall economic conditions or credit tightening. Municipal issuers may be adversely affected by rising health care costs, increasing unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities can also be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial
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difficulties of municipal issuers may continue or get worse, particularly in the event of political, economic or market turmoil or a recession. To the extent the Fund invests significantly in a single state (including California, Pennsylvania, New York and Indiana), city, territory (including Puerto Rico), or region, or in securities the payments on which are dependent upon a single project or source of revenues, or that relate to a sector or industry, including health care facilities, education, transportation, special revenues and pollution control, the Fund will be more susceptible to associated risks and developments.
The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness
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may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s investment adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Fund’s investment adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Fund’s investment adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
G.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
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Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at February 28, 2025 are listed in the Schedule of Investments.
2. Management Agreement
The Fund’s investment adviser manages the Fund’s portfolio. During the periods covered by these financial statements, Amundi US served as the Fund’s investment adviser. Management fees payable under the Fund’s Investment Management Agreement with Amundi US were calculated daily and paid monthly at the annual rate equal to 0.50% of the Fund’s average daily net assets up to $500 million, 0.475% of the next $500 million of the Fund’s average daily net assets and 0.45% of the Fund’s average daily net assets over $1 billion. For the six months ended February 28, 2025, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.48% (annualized) of the Fund’s average daily net assets.
Amundi US has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses, such as litigation) to the extent required to reduce fund expenses to 0.82%, 1.59%, 0.55% and 0.55% of the average daily net assets attributable to Class A, Class C, Class K and Class Y shares, respectively. These expense limitations were in effect during the six months ended February 28, 2025. Fees waived and expenses reimbursed during the six months ended February 28, 2025 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, were paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $43,531 in management fees payable to Amundi US at February 28, 2025.
3. Compensation of Officers and Trustees
The Fund paid an annual fee to its Trustees. The Fund’s investment adviser reimbursed the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund did not pay any salary or other compensation to its officers. The Fund paid a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. The Fund’s investment adviser paid the remaining portion of the chief compliance officer’s compensation. For the six months ended February 28, 2025, the Fund paid $29,865 in Officers’ and Trustees’
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compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At February 28, 2025, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $8,458 and a payable for administrative expenses of $292,813, which includes the payable for Officers’ compensation.
4. Transfer Agent
During the periods covered by these financial statements, BNY Mellon Investment Servicing (US) Inc. served as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, during the periods covered by the financial statements the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended February 28, 2025, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$2,649
Class C	910
Class Y	6,531
Total	$10,090
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $13,480 in distribution fees payable to the Distributor at February 28, 2025.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A
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shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended February 28, 2025, CDSCs in the amount of $11,894 were paid to the Distributor.
6. Line of Credit Facility
During the periods covered by these financial statements, the Fund participated in a committed, unsecured revolving line of credit (“credit facility”). Borrowings were used solely for temporary or emergency purposes. Under the credit facility, the Fund was permitted to borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. The Fund participated in a credit facility in the amount of $250 million. The commitment fee with respect to the credit facility was 0.20% of the daily unused portion of each lender’s commitment. For the six months ended February 28, 2025, the Fund had no borrowings under the credit facility.
7. Subsequent Event
Effective April 1, 2025, Amundi US, the Fund’s former investment adviser, was combined with Victory Capital Holdings, Inc., the parent company of Victory Capital (the “Transaction”). All portfolio managers of Amundi US became employees of Victory Capital.
In connection with the Transaction, the Fund’s Board of Trustees (the “Board”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders have not approved the reorganization and the meeting of shareholders has been adjourned. Although there is no assurance that shareholders of the Fund will approve the proposal to reorganize the Fund, proxies received to date have been highly in favor of the reorganization, and the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025.
As a result of the Transaction, the Fund’s investment advisory agreement with Amundi US terminated automatically. The Board approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) which will be effective until the earlier of (i) the completion of the reorganization; or (ii) 150 days after April 1, 2025. The terms of the
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Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US. Investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement. As noted above, the Fund expects to receive a sufficient number of proxies to obtain shareholder approval and to complete the reorganization in the second quarter of 2025. In the event shareholders do not approve the Fund’s reorganization by August 29, 2025 (150 days from April 1, 2025), the Fund’s Board will consider other alternatives.
Effective April 1, 2025, Victory Capital has contractually agreed to waive its management fee and/or reimburse expenses so that the total annual fund operating expenses (excluding certain items such as interest, taxes, and brokerage commissions) do not exceed 0.82%, 1.59% and 0.55% of the Fund’s Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through April 1, 2028.
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Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc. and Approval of Interim Investment Advisory Agreement with Victory Capital Management Inc.
Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).
In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies.
Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.
As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.
The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.
Approval of Interim Investment Advisory Agreement with Victory Capital
As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.
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In evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US.
The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.
After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment
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Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.
Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.
Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.
The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process.  Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024.  In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.
In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund.  In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale.  The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts.  The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.
At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment
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management agreement with Amundi US for another year.  In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.
Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund.  The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process.  The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund.  They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel.  The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject.
The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations.  The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs.  The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.
Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.
Performance of the Fund
In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its
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peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index.  They also discussed the Fund’s performance with Amundi US on a regular basis.  The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.
Management Fee and Expenses
The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.  The peer group comparisons referred to below are organized in quintiles.  Each quintile represents one-fifth of the peer group.  In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.
The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period.  The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Strategic Insight peer group.  The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels.  The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period.  The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.
The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts.  The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in
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management fees and profit margins for fund and non-fund services.  In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts.  The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject.  The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund.
The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.
Profitability
The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund.  The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund.  They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses.  The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses.  The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.
Economies of Scale
The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders.  The Trustees noted the breakpoints in the management fee schedule.  The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund.  The Trustees noted that profitability also may be an indicator of the availability of any economies of scale,
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although profitability may vary for other reasons including due to reductions in expenses.  The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.
Other Benefits
The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund.  The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates.  The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business.  To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services.
The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds).  The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence.  The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.
Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.
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How to Contact Victory Capital
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-235-8396
Visit our web site: www.vcm.com
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Victory Capital Management, Inc.
60 State Street
Boston, MA 02109
www.vcm.com
Securities offered through Victory Capital Services, Inc.
60 State Street, Boston, MA 02109
Underwriter of Victory Funds, Member SIPC
© 2025 Victory Capital Management, Inc. 20563-18-0425

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

N/A

ITEM 9. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

N/A

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

Each Board Member also serves as a Board Member of other Funds in the Pioneer Family of Funds complex. Annual retainer fees and attendance fees are allocated to each Fund based on net assets. Trustees’ fees paid by the Fund are within Item 7. Statement of Operations as Trustees’ fees and expenses.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESMENT ADVISORY CONTRACT. (Unaudited)

Effective April 1, 2025, Amundi Asset Management US, Inc. (“Amundi US”), the Fund’s previous investment adviser, has been combined with Victory Capital Holdings, Inc., the parent company of Victory Capital Management Inc. (“Victory Capital”) (the “Transaction”).

In connection with the Transaction, the Fund’s Board of Trustees (the “Trustees”) approved the reorganization of the Fund into a corresponding, newly-established series of Victory Portfolios IV advised by Victory Capital, subject to approval by the Fund’s shareholders. As of March 27, 2025, the Fund’s shareholders had not approved the reorganization and the meeting of shareholders was adjourned to permit further solicitation of proxies. Prior to approving the reorganization, the Trustees approved the annual renewal of the Fund’s investment management agreement with Amundi Asset Management US, Inc. (“Amundi US”) at a meeting held on September 17, 2024.

As a result of the Transaction, the Fund’s investment management agreement with Amundi US terminated automatically on April 1, 2025. At a Board meeting held on December 30, 2024, the Trustees approved an interim investment advisory agreement with Victory Capital (the “Interim Advisory Agreement”) to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization.

The Trustees’ considerations in approving the Interim Advisory Agreement and the annual renewal of the investment management agreement with Amundi US are discussed below.

Approval of Interim Investment Advisory Agreement with Victory Capital

As noted above, at a Board meeting held on December 30, 2024, the Trustees approved the Interim Advisory Agreement for the Fund with Victory Capital to take effect upon the closing of the Transaction in the event that additional time was needed to solicit shareholder approval of the reorganization. The Interim Advisory Agreement will be effective until the earlier of (i) the completion of the reorganization or (ii) 150 days after April 1, 2025.

In evaluating the Interim Advisory Agreement with Victory Capital for the Fund, the Trustees considered certain of the same factors as noted below with respect to the Trustees’ previous consideration of the renewal of the investment management agreement with Amundi US. The Trustees also reviewed extensive information provided by Victory Capital regarding the Transaction and Victory Capital and considered, among other factors: (i) that, in the Transaction, Amundi US would be combined into Victory Capital in exchange for shares of Victory Capital issued to Amundi without Amundi becoming a controlling stockholder of Victory Capital, and that Amundi and Victory Capital would establish a long-term reciprocal distribution partnership; (ii) representations by Victory Capital regarding the reputation, experience, financial strength and resources of Victory Capital and its investment franchises; (iii) the nature, quality and extent of services to be provided to the Fund and its shareholders by Victory Capital; (iv) that Victory Capital has informed the Board that the current portfolio managers of the Fund are expected to continue to act as portfolio managers of the Fund under the Interim

Advisory Agreement and following the consummation of the Transaction as members of Pioneer Investments, a Victory Capital investment franchise, managing the Fund using the same investment approach under which the Fund was managed by Amundi US, and the Board considered the historical investment performance record of the Fund under such investment approach; (v)the non-investment resources, infrastructure and personnel of Victory Capital that would be involved in Victory Capital’s services to the Fund, including Victory Capital’s legal and operational structure, risk management, administrative, legal, compliance and cybersecurity functions; (vi) Victory Capital’s distribution capabilities, including its significant network of intermediary relationships, which may provide additional opportunities for the Fund to grow assets and lower fees and expenses through increased economies of scale; (vii) Victory Capital’s broad distribution network and a larger fund family of Victory Funds may also provide opportunities for asset growth for the Fund and economies of scale through the potential to negotiate lower fee rates from service providers and to determine fees based on the assets of the entire Victory Fund complex; (viii) that the terms of the Interim Advisory Agreement (including fees) are substantially the same as the terms of the Fund’s investment advisory agreement with Amundi US; and (ix) that investment advisory fees payable under the Interim Advisory Agreement will be held in escrow during the term of the Interim Advisory Agreement.

After consideration of such factors, as well as other factors, the Trustees, including the Independent Trustees, concluded that the Interim Investment

Advisory Agreement, including the fees payable thereunder, was fair and reasonable, and voted to approve the Interim Investment Advisory Agreement.

Approval of Renewal of Investment Management Agreement with Amundi Asset Management US, Inc.

Prior to April 1, 2025, Amundi US served as the investment adviser to the Fund pursuant to an investment management agreement between Amundi US and the Fund that was approved by the Fund’s Independent Trustees on September 17, 2024.

The contract review process began in January 2024 as the Trustees of the Fund agreed on, among other things, an overall approach and timeline for the process. Contract review materials were provided to the Trustees in March 2024, July 2024 and September 2024. In addition, the Trustees reviewed and discussed the Fund’s performance at regularly scheduled meetings throughout the year, and took into account other information related to the Fund provided to the Trustees at regularly scheduled meetings, in connection with the review of the Fund’s investment management agreement.

In March 2024, the Trustees, among other things, discussed the memorandum provided by Fund counsel that summarized the legal standards and other considerations that are relevant to the Trustees in their deliberations regarding the renewal of the investment management agreement, and reviewed and discussed the qualifications of the investment management teams for the Fund, as well as the level of investment by the Fund’s portfolio managers in the Fund. In July 2024, the Trustees, among other things, reviewed the Fund’s management fees and total expense ratios, the financial statements of Amundi US and its parent companies, profitability analyses provided by Amundi US, and analyses from Amundi US as to possible economies of scale. The Trustees also reviewed the profitability of the institutional business of Amundi US as compared to that of Amundi US’s fund management business, and considered the differences between the fees and expenses of the Fund and the fees and expenses of Amundi US’s institutional accounts, as well as the different services provided by Amundi US to the Fund and to the institutional accounts. The Trustees further considered contract review materials, including additional materials received in response to the Trustees’ request, in September 2024.

At a meeting held on September 17, 2024, based on their evaluation of the information provided by Amundi US and third parties, the Trustees of the Fund, including the Independent Trustees voting separately advised by independent counsel, unanimously approved the renewal of the investment management agreement with Amundi US for another year. In approving the renewal of the investment management agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the renewal of the agreement.

Nature, Extent and Quality of Services

The Trustees considered the nature, extent and quality of the services that had been provided by Amundi US to the Fund, taking into account the investment objective and strategy of the Fund. The Trustees also reviewed Amundi US’s investment approach for the Fund and its research process. The Trustees considered the resources of Amundi US and the personnel of Amundi US who provided investment management services to the Fund. They also reviewed the amount of non-Fund assets managed by the portfolio managers of the Fund. They considered the non-investment resources and personnel of Amundi US that were involved in Amundi US’s services to the Fund, including Amundi US’s compliance, risk management, and legal resources and personnel. The Trustees considered the compliance services that were being provided to the Fund by Amundi US and how Amundi US had addressed any compliance issues during the past year. The Trustees noted the substantial attention and high priority given by Amundi US’s senior management to the Pioneer Fund complex, including with respect to the increasing regulation to which the Pioneer Funds are subject. The Trustees considered that Amundi US supervised and monitored the performance of the Fund’s service providers and provided the Fund with personnel (including Fund officers) and other resources that were necessary for the Fund’s business management and operations. The Trustees also considered that, as administrator, Amundi US was responsible for the administration of the Fund’s business and other affairs. The Trustees considered that the Fund reimbursed Amundi US its pro rata share of Amundi US’s costs of providing administration services to the Pioneer Funds.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services that had been provided by Amundi US to the Fund were satisfactory and consistent with the terms of the investment management agreement.

Performance of the Fund

In considering the Fund’s performance, the Trustees regularly reviewed and discussed throughout the year data prepared by Amundi US and information comparing the Fund’s performance with the performance of its peer group of funds, as classified by Morningstar, Inc. (Morningstar), and with the performance of the Fund’s benchmark index. They also discussed the Fund’s performance with Amundi US on a regular basis. The Trustees’ regular reviews and discussions were factored into the Trustees’ deliberations concerning the renewal of the investment management agreement.

Management Fee and Expenses

The Trustees considered information showing the fees and expenses of the Fund in comparison to the management fees and expense ratios of a peer group of funds selected on the basis of criteria determined by the Independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party. The peer group comparisons referred to below are organized in quintiles. Each quintile represents one-fifth of the peer group. In all peer group comparisons referred to below, first quintile is most favorable to the Fund’s shareowners. The Trustees noted that they separately reviewed and considered the impact of the Fund’s transfer agency and Fund- and Amundi US-paid expenses for sub-transfer agency and intermediary arrangements, and that the results of the most recent such review were considered in the consideration of the Fund’s expense ratio.

The Trustees considered that the Fund’s management fee for the most recent fiscal year was in the fourth quintile relative to the management fees paid by other funds in its Strategic Insight peer group for the comparable period. The Trustees noted Amundi US’s explanation of the reasons that the Fund’s management fee was in the fourth quintile relative to the management fees paid by other funds in its Strategic Insight peer group. The Trustees also considered the breakpoints in the management fee schedule and the reduced fee rates above certain asset levels. The Trustees considered that the expense ratio of the Fund’s Class Y shares for the most recent fiscal year was in the second quintile relative to its Strategic Insight peer group for the comparable period. The Trustees noted that Amundi US had agreed to waive fees and/or reimburse expenses in order to limit the ordinary operating expenses of the Fund.

The Trustees reviewed management fees charged by Amundi US to institutional and other clients, including publicly offered European funds sponsored by Amundi US’s affiliates, unaffiliated U.S. registered investment companies (in a sub-advisory capacity), and unaffiliated foreign and domestic separate accounts. The Trustees also considered Amundi US’s costs in providing services to the Fund and Amundi US’s costs in providing services to the other clients and considered the differences in management fees and profit margins for fund and non-fund services. In evaluating the fees associated with Amundi US’s client accounts, the Trustees took into account the respective demands, resources and complexity associated with the Fund and other client accounts. The Trustees noted that, in some instances, the fee rates for those clients were lower than the management fee for the Fund and considered that, under the investment management and administration agreements with the Fund, Amundi US performed additional services for the Fund that it did not provide to those other clients or services that are broader in scope, including oversight of the Fund’s other service providers and activities related to compliance and the extensive regulatory and tax regimes to which the Fund is subject. The Trustees also considered the entrepreneurial risks that were associated with Amundi US’s management of the Fund. The Trustees concluded that the management fee payable by the Fund to Amundi US was reasonable in relation to the nature and quality of the services provided by Amundi US.

Profitability

The Trustees considered information provided by Amundi US regarding the profitability of Amundi US with respect to the advisory services provided by Amundi US to the Fund, including the methodology used by Amundi US in allocating certain of its costs to the management of the Fund. The Trustees also considered Amundi US’s profit margin in connection with the overall operation of the Fund. They further reviewed the financial results, including the profit margins, realized by Amundi US from non-fund businesses. The Trustees considered Amundi US’s profit margins in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees concluded that Amundi US’s profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale

The Trustees considered Amundi US’s views relating to economies of scale in connection with the Pioneer Funds as fund assets grew and the extent to which any such economies of scale were shared with the Fund and Fund shareholders. The Trustees noted the breakpoints in the management fee schedule. The Trustees recognized that economies of scale are difficult to identify and quantify, and that, among other factors that may be relevant, are the following: fee levels, expense subsidization, investment by Amundi US in research and analytical capabilities and Amundi US’s commitment and resource allocation to the Fund. The Trustees noted that profitability also may be an indicator of the availability of any economies of scale, although profitability may vary for other reasons including due to reductions in expenses. The Trustees concluded that economies of scale, if any, were being appropriately shared with the Fund.

Other Benefits

The Trustees considered the other benefits that Amundi US enjoyed from its relationship with the Fund. The Trustees considered the character and amount of fees paid or to be paid by the Fund, other than under the investment management agreement, for services provided by Amundi US and its affiliates. The Trustees further considered the revenues and profitability of Amundi US’s businesses other than the Fund business. To the extent applicable, the Trustees also considered the benefits to the Fund and to Amundi US and its affiliates from the use of “soft” commission dollars generated by the Fund to pay for research and brokerage services. The Trustees considered that Amundi US was the principal U.S. asset management business of Amundi, which is one of the largest asset managers globally and that Amundi’s worldwide asset management business managed over $2.1 trillion in assets (including the Pioneer Funds). The Trustees noted that Amundi US had access to additional research and portfolio management capabilities as a result of its relationship with Amundi and Amundi’s global presence. The Trustees considered that Amundi US and the Fund received reciprocal intangible benefits from the relationship, including mutual brand recognition and, for the Fund, direct and indirect access to the resources of a large global asset manager. The Trustees concluded that any such benefits received by Amundi US as a result of its relationship with the Fund were reasonable.

Conclusion

After consideration of the factors described above as well as other factors, the Trustees, including the Independent Trustees, concluded that the investment management agreement for the Fund, including the fees payable thereunder, was fair and reasonable and voted to approve the proposed renewal of the investment management agreement.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. (Unaudited)

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

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ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

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ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

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(1) Gross income from securities lending activities;

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(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

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(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

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(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

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(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

N/A

ITEM 19. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below: Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust V

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Thomas Dusenberry

Thomas Dusenberry, President and Principal Executive Officer

Date May 8, 2025

By (Signature and Title)* /s/ Carol D. Trevino

Carol D. Trevino, Treasurer Principal Financial Officer

Date May 8, 2025

*	Print the name and title of each signing officer under his or her signature.